Reverse Recapitalization (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2010
Recapitalization Shares Acquired In Exchange For All Member Units		26,000,000
Paid To Former Executive To Acquire Shares		$ 25,000
Acquired Shares From Former Executive		366,662
Recapitalization Shares Cancelled And Retired		437,500
Stock Issued During Period, Shares, New Issues	0
Percentage Of Control In Resulting Of Reverse Recapitalization Transaction		99.70%
Reverse Recapitalization [Member]
Stock Issued During Period, Shares, New Issues		0
Common Stock [Member]
Stockholders' Equity, Other Shares		70,838
Common Stock [Member] | Reverse Recapitalization [Member]
Stock Issued During Period, Shares, New Issues		26,070,838